Convertible Secured Notes Payable (Details 4) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Original Value	$ 2,078,000	$ 402,000
Adjustment to fair value, Conversion Feature, August 14, 2014	(724,000)	(122,000)
Conversion of convertible secured notes	(104,000)
Adjustment to fair value - Warrants	(848,000)	$ 277,000
Ending balance	402,000
Embedded Note Conversion Feature [Member]
Original Value	828,000
Adjustment to fair value, Conversion Feature, August 14, 2014	(724,000)	$ (122,000)
Conversion of convertible secured notes	$ (104,000)
Adjustment to fair value - Warrants
Ending balance
Warrant Liability [Member]
Original Value	$ 1,250,000	$ 402,000
Adjustment to fair value, Conversion Feature, August 14, 2014
Conversion of convertible secured notes
Adjustment to fair value - Warrants	$ 848,000	$ 277,000
Ending balance	$ 402,000